UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (96.78%)
CONSUMER DISCRETIONARY – (17.16%)
Automobiles & Components – (3.99%)
Delphi Automotive PLC	384,630	$27,431,812
Johnson Controls International PLC	1,471,406	68,464,521
		95,896,333
Consumer Durables & Apparel – (0.39%)
Hunter Douglas N.V. (Netherlands)	169,668	9,390,687
Media – (1.89%)
Liberty Global PLC, LiLAC Class C *	209,112	5,865,592
Liberty Global PLC, Series C *	1,195,838	39,510,487
		45,376,079
Retailing – (10.89%)
Amazon.com, Inc. *	208,610	174,671,239
CarMax, Inc. *	882,620	47,087,777
Liberty Interactive Corp., Liberty Ventures, Series A *	164,389	6,554,190
Liberty Interactive Corp., QVC Group, Series A *	321,608	6,435,376
Liberty TripAdvisor Holdings Inc., Series A *	91,165	1,991,955
Priceline Group Inc. *	16,896	24,862,295
		261,602,832
	Total Consumer Discretionary	412,265,931
CONSUMER STAPLES – (1.90%)
Food & Staples Retailing – (1.90%)
Costco Wholesale Corp.	299,830	45,727,073
	Total Consumer Staples	45,727,073
ENERGY – (13.41%)
Apache Corp.	2,046,490	130,709,316
Cabot Oil & Gas Corp.	1,637,620	42,250,596
Encana Corp. (Canada)	6,195,233	64,864,090
EQT Corp.	338,463	24,579,183
Occidental Petroleum Corp.	817,882	59,639,955
	Total Energy	322,043,140
FINANCIALS – (30.32%)
Banks – (10.09%)
Citizens Financial Group Inc.	1,032,936	25,523,848
JPMorgan Chase & Co.	1,610,996	107,276,224
Standard Chartered PLC (United Kingdom)*	84,289	686,425
Wells Fargo & Co.	2,461,631	109,001,021
		242,487,518
Diversified Financials – (17.82%)
Capital Markets – (6.74%)
Bank of New York Mellon Corp.	2,331,301	92,972,284
Charles Schwab Corp.	1,676,286	52,920,349
Moody's Corp.	148,532	16,083,045
		161,975,678
Consumer Finance – (4.82%)
American Express Co.	1,397,210	89,477,328
Capital One Financial Corp.	365,699	26,268,159
		115,745,487
Diversified Financial Services – (6.26%)
Berkshire Hathaway Inc., Class A *	522	112,866,840

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	453,096	$37,471,039
		150,337,879
		428,059,044
Insurance – (2.41%)
Multi-line Insurance – (1.22%)
Fairfax Financial Holdings Ltd. (Canada)	6,537	3,831,728
Loews Corp.	619,525	25,493,454
		29,325,182
Property & Casualty Insurance – (1.19%)
Chubb Ltd.	136,889	17,200,103
Markel Corp. *	12,255	11,382,076
		28,582,179
		57,907,361
	Total Financials	728,453,923
HEALTH CARE – (4.46%)
Health Care Equipment & Services – (3.82%)
Aetna Inc.	142,350	16,434,308
Express Scripts Holding Co. *	489,777	34,543,972
UnitedHealth Group Inc.	290,349	40,648,860
		91,627,140
Pharmaceuticals, Biotechnology & Life Sciences – (0.64%)
Valeant Pharmaceuticals International, Inc. (Canada)*	628,891	15,439,274
	Total Health Care	107,066,414
INDUSTRIALS – (5.57%)
Capital Goods – (5.57%)
Orascom Construction Ltd. (United Arab Emirates)*	674,223	3,897,009
Safran S.A. (France)	566,892	40,756,338
United Technologies Corp.	854,985	86,866,476
Wesco Aircraft Holdings, Inc. *	165,400	2,221,322
		133,741,145
	Total Industrials	133,741,145
INFORMATION TECHNOLOGY – (14.57%)
Semiconductors & Semiconductor Equipment – (3.71%)
Texas Instruments Inc.	1,270,505	89,164,041
Software & Services – (10.86%)
Alphabet Inc., Class A *	90,629	72,871,154
Alphabet Inc., Class C *	136,606	106,182,478
ASAC II L.P. *(a)	1,174,606	1,139,132
CommerceHub, Inc., Series A *	16,438	259,720
CommerceHub, Inc., Series C *	32,878	523,089
Facebook Inc., Class A *	264,448	33,920,745
Fang Holdings Ltd., Class A, ADR (China)*	1,093,589	4,910,215
Microsoft Corp.	418,237	24,090,451
Oracle Corp.	428,540	16,833,051
		260,730,035
	Total Information Technology	349,894,076

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2016 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (9.39%)
	Ecolab Inc.	195,945	$23,850,425
	LafargeHolcim Ltd. (Switzerland)	1,501,178	81,037,423
	Monsanto Co.	618,428	63,203,342
	OCI N.V. (Netherlands)*	1,107,696	16,344,269
	Praxair, Inc.	341,131	41,218,859
		Total Materials	225,654,318
	TOTAL COMMON STOCK – (Identified cost $1,651,260,662)		2,324,846,020
PREFERRED STOCK – (1.85%)
CONSUMER DISCRETIONARY – (1.85%)
Retailing – (1.85%)
	Didi Chuxing Joint Co., Series A (China)*(a)	1,161,716	44,409,034
	TOTAL PREFERRED STOCK – (Identified cost $32,238,474)		44,409,034
SHORT-TERM INVESTMENTS – (1.30%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $7,574,328 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $7,725,480)	$7,574,000	7,574,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $2,898,118 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $2,955,960)	2,898,000	2,898,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $7,574,328 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.796%-6.00%, 11/01/24-08/20/66, total market value $7,725,480)	7,574,000	7,574,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $13,255,718 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.429%-5.00%, 03/01/22-09/01/46, total market value $13,520,100)	13,255,000	13,255,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $31,301,000)		31,301,000
	Total Investments – (99.93%) – (Identified cost $1,714,800,136) – (b)		2,400,556,054
	Other Assets Less Liabilities – (0.07%)		1,747,800
	Net Assets – (100.00%)		$2,402,303,854

ADR: American Depositary Receipt

*	Non-Income producing security.

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	September 30, 2016 (Unaudited)

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $45,548,166 or 1.90% of the Fund's net assets as of September 30, 2016.

(b)	Aggregate cost for federal income tax purposes is $1,718,336,565. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$856,183,126
	Unrealized depreciation	(173,963,637)
	Net unrealized appreciation	$682,219,489

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2016 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.03%)
CONSUMER DISCRETIONARY – (26.58%)
Consumer Durables & Apparel – (5.01%)
Hermes International (France)	5,252	$2,137,214
Hunter Douglas N.V. (Netherlands)	23,532	1,302,435
		3,439,649
Consumer Services – (6.72%)
New Oriental Education & Technology Group, Inc., ADR (China)*	33,556	1,555,656
TAL Education Group, Class A, ADR (China)*	22,838	1,617,844
Xiabu Xiabu Catering Management Co., Ltd. (China)	2,614,608	1,442,747
		4,616,247
Media – (7.24%)
Grupo Televisa S.A.B., ADR (Mexico)	35,769	918,906
Naspers Ltd. - N (South Africa)	23,414	4,052,716
		4,971,622
Retailing – (7.61%)
Ctrip.com International, Ltd., ADR (China)*	13,367	622,501
JD.com Inc., Class A, ADR (China)*	96,715	2,523,294
Jumei International Holding Ltd., Class A, ADR (China)*	4,057	23,734
Vipshop Holdings Ltd., Class A, ADR (China)*	139,817	2,051,116
		5,220,645
	Total Consumer Discretionary	18,248,163
CONSUMER STAPLES – (3.94%)
Food, Beverage & Tobacco – (1.97%)
United Spirits Ltd. (India)*	36,520	1,354,827
Household & Personal Products – (1.97%)
L'Oréal S.A. (France)	7,163	1,352,626
	Total Consumer Staples	2,707,453
ENERGY – (7.83%)
Encana Corp. (Canada)	513,335	5,374,617
	Total Energy	5,374,617
FINANCIALS – (10.52%)
Banks – (0.03%)
Standard Chartered PLC (United Kingdom)*	2,062	16,792
Diversified Financials – (7.23%)
Capital Markets – (5.89%)
BM&FBOVESPA S.A. (Brazil)	360,520	1,863,488
Noah Holdings Ltd., ADS (China)*	83,644	2,183,945
		4,047,433
Diversified Financial Services – (1.34%)
Groupe Bruxelles Lambert S.A. (Belgium)	7,170	635,654
Pargesa Holding S.A., Bearer Shares (Switzerland)	4,131	282,983
		918,637
		4,966,070
Insurance – (3.26%)
Multi-line Insurance – (3.26%)
Sul America S.A. (Brazil)	448,400	2,237,760
	Total Financials	7,220,622
HEALTH CARE – (4.88%)
Health Care Equipment & Services – (3.28%)
Essilor International S.A. (France)	17,450	2,250,361

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (1.60%)
Valeant Pharmaceuticals International, Inc. (Canada)*	44,909	$1,102,516
	Total Health Care	3,352,877
INDUSTRIALS – (21.36%)
Capital Goods – (11.84%)
Assa Abloy AB, Class B (Sweden)	115,458	2,345,821
Brenntag AG (Germany)	9,184	501,450
Meggitt PLC (United Kingdom)	130,817	764,709
Safran S.A. (France)	31,521	2,266,182
Schneider Electric SE (France)	32,214	2,245,801
		8,123,963
Commercial & Professional Services – (1.15%)
Regus PLC (United Kingdom)	233,767	790,519
Transportation – (8.37%)
CAR Inc. (China)*	1,053,241	1,090,393
InterGlobe Aviation Ltd. (India)	159,067	2,193,562
Kuehne + Nagel International AG (Switzerland)	16,972	2,463,255
		5,747,210
	Total Industrials	14,661,692
INFORMATION TECHNOLOGY – (4.55%)
Software & Services – (4.55%)
58.com Inc., Class A, ADR (China)*	2,346	111,810
Baidu, Inc., Class A, ADR (China)*	3,847	700,423
Fang Holdings Ltd., Class A, ADR (China)*	368,501	1,654,570
YY Inc., Class A, ADR (China)*	12,380	659,606
	Total Information Technology	3,126,409
MATERIALS – (7.37%)
Air Liquide S.A. (France)	4,042	433,398
LafargeHolcim Ltd. (Switzerland)	48,003	2,591,325
Linde AG (Germany)	11,952	2,031,395
	Total Materials	5,056,118
TOTAL COMMON STOCK – (Identified cost $58,591,823)		59,747,951
PREFERRED STOCK – (9.28%)
CONSUMER DISCRETIONARY – (9.28%)
Retailing – (9.28%)
Didi Chuxing Joint Co., Series A (China)*(a)	106,435	4,068,701
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	616,958	2,302,919
	Total Consumer Discretionary	6,371,620
TOTAL PREFERRED STOCK – (Identified cost $4,861,352)		6,371,620

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2016 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.62%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $602,026 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.875%, 10/31/16-08/20/46, total market value $614,040)	$602,000	$602,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.49%, 10/03/16, dated 09/30/16, repurchase value of $230,009 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 05/01/35, total market value $234,600)	230,000	230,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.52%, 10/03/16, dated 09/30/16, repurchase value of $602,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-4.00%, 09/01/26-09/01/46, total market value $614,040)	602,000	602,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.65%, 10/03/16, dated 09/30/16, repurchase value of $1,054,057 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.00%, 04/01/25-07/01/43, total market value $1,075,080)	1,054,000	1,054,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,488,000)	2,488,000
	Total Investments – (99.93%) – (Identified cost $65,941,175) – (b)		68,607,571
	Other Assets Less Liabilities – (0.07%)		46,383
		Net Assets – (100.00%)	$68,653,954

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $6,371,620 or 9.28% of the Fund's net assets as of September 30, 2016.

(b)	Aggregate cost for federal income tax purposes is $68,011,941. At September 30, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$7,820,490
	Unrealized depreciation		(7,224,860)
		Net unrealized appreciation	$595,630

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2016 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Funds may price partnerships by calculating the liquidation value of the investment using the discounted value of residual cash in the vehicle.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2016 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$412,265,931	$18,248,163
Consumer Staples	45,727,073	2,707,453
Energy	322,043,140	5,374,617
Financials	728,453,923	7,220,622
Health Care	107,066,414	3,352,877
Industrials	133,741,145	14,661,692
Information Technology	348,754,944	3,126,409
Materials	225,654,318	5,056,118
Total Level 1	2,323,706,888	59,747,951
Level 2 – Other Significant Observable Inputs:
Short-term securities	31,301,000	2,488,000
Total Level 2	31,301,000	2,488,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	44,409,034	6,371,620
Information Technology	1,139,132	–
Total Level 3	45,548,166	6,371,620
Total Investments	$2,400,556,054	$68,607,571

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended September 30, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended
September 30, 2016:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$223,278,882	$5,312,970
Cost of purchases	620,917	56,872
Proceeds from sales	(68,625,394)	–
Change in unrealized appreciation (depreciation)	(109,726,239)	1,001,778
Ending balance	$45,548,166	$6,371,620

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2016	$(109,726,239)	$1,001,778

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2016 (Unaudited)

Fair Value Measurements – (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	September 30, 2016	Technique	Input	Amount
Selected American Shares	Common Stock	$1,139,132	Present Value Calculation	Annualized Yield	2.02%
	Preferred Stock	44,409,034	Market Approach	Transaction Price	$38.2271
		$45,548,166
Selected International Fund	Preferred Stock	$4,068,701	Market Approach	Transaction Price	$38.2271
	Preferred Stock	2,302,919	Valuation Multiple	Transaction Price Conversion Price Adjustment	$3.8607 3.32%
		$6,371,620

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 18, 2016

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: November 18, 2016